Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

3)	The Board of Trustees of the Ivy Funds (Trust) has approved a change to the benchmark of Ivy Global Bond Fund, a series of the Trust (Fund).

That change, which is effective immediately, is as follows:

Current Benchmark	New Benchmark
Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD	Bloomberg Barclays US Universal Index

Ivy Investment Management Company, the Fund’s investment adviser, believes that the New Benchmark index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the Current Benchmark index. Performance information for the New Benchmark will appear in the next update to the Fund’s prospectus. The Current Benchmark also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

4)	The shareholders of Ivy Large Cap Growth Fund have approved a change in that Fund’s status from “diversified” to “non-diversified.”

Therefore, effective immediately, the prospectus is revised as follows:

■
The following replaces the first paragraph of the “Principal Investment Strategies” section for Ivy Large Cap Growth Fund on page 11:

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that IICO believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings IICO believes are likely to grow faster than the economy. The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

■	The following is inserted immediately following the “Principal Investment Risks — Market Risk” section for Ivy Large Cap Growth Fund on page 13:
■
Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

4)	The shareholders of Ivy Large Cap Growth Fund have approved a change in that Fund’s status from “diversified” to “non-diversified.”

Therefore, effective immediately, the prospectus is revised as follows:

■
The following replaces the first paragraph of the “Principal Investment Strategies” section for Ivy Large Cap Growth Fund on page 11:

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that IICO believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings IICO believes are likely to grow faster than the economy. The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

■	The following is inserted immediately following the “Principal Investment Risks — Market Risk” section for Ivy Large Cap Growth Fund on page 13:
■
Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Securian Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Securian Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Pzena International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

3)	The Board of Trustees of the Ivy Funds (Trust) has approved a change to the benchmark of Ivy Global Bond Fund, a series of the Trust (Fund).

That change, which is effective immediately, is as follows:

Current Benchmark	New Benchmark
Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD	Bloomberg Barclays US Universal Index

Ivy Investment Management Company, the Fund’s investment adviser, believes that the New Benchmark index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the Current Benchmark index. Performance information for the New Benchmark will appear in the next update to the Fund’s prospectus. The Current Benchmark also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

Ivy Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy High Income Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Securian Core Bond Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Securian Core Bond Fund, Ivy Global Equity Income Fund, Ivy International Core Equity Fund, Ivy Asset Strategy Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Real Estate Securities Fund and Ivy Government Money Market Fund.

Ivy LaSalle Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.

Ivy Mid Cap Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated July 31, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Value Fund, Ivy Emerging Markets Equity Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy International Core Equity Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Securian Real Estate Securities Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Mid Cap Income Opportunities Fund, Ivy Small Cap Core Fund, Ivy Value Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Emerging Markets Equity Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Pzena International Value Fund, Ivy Balanced Fund, Ivy Energy Fund and Ivy LaSalle Global Real Estate Fund.